Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Growth & Income
Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap
Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund (formerly
TIAA-CREF Enhanced Large-Cap Growth Index Fund), TIAA-CREF Quant Large-Cap Value Fund
(formerly TIAA-CREF Enhanced Large-Cap Value Index Fund), TIAA-CREF Quant Small-Cap Equity
Fund (formerly TIAA-CREF Small-Cap Equity Fund), TIAA-CREF Quant Small/Mid-Cap Equity Fund
(formerly TIAA-CREF Small/Mid-Cap Equity Fund), TIAA-CREF Social Choice Equity Fund, TIAA-
CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF
International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant
International Equity Fund (formerly TIAA-CREF Enhanced International Equity Index Fund), TIAA-
CREF Quant International Small-Cap Equity Fund (formerly TIAA-CREF International Small-Cap
Equity Fund) and TIAA-CREF Social Choice International Equity Fund, TIAA-CREF Equity Index Fund,
TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P
500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity
Index Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Emerging Markets Debt Fund
and TIAA-CREF International Bond Fund

In planning and performing our audit of the financial statements of TIAA-CREF Growth & Income
Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap
Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund (formerly
TIAA-CREF Enhanced Large-Cap Growth Index Fund), TIAA-CREF Quant Large-Cap Value Fund
(formerly TIAA-CREF Enhanced Large-Cap Value Index Fund), TIAA-CREF Quant Small-Cap Equity
Fund (formerly TIAA-CREF Small-Cap Equity Fund), TIAA-CREF Quant Small/Mid-Cap Equity Fund
(formerly TIAA-CREF Small/Mid-Cap Equity Fund), TIAA-CREF Social Choice Equity Fund, TIAA-
CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF
International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant
International Equity Fund (formerly TIAA-CREF Enhanced International Equity Index Fund), TIAA-
CREF Quant International Small-Cap Equity Fund (formerly TIAA-CREF International Small-Cap
Equity Fund) and TIAA-CREF Social Choice International Equity Fund, TIAA-CREF Equity Index Fund,
TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P
500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity
Index Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Emerging Markets Debt Fund
and TIAA-CREF International Bond Fund (twenty-six of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of and for the period ended October 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States)
(“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202
T: (410) 783-7600, F: (410) 783-7680, www.pwc.com/us

safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of TIAA-CREF Funds
and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Baltimore, Maryland
December 14, 2018